Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Sales revenue	$ 0	$ 0	$ 0	$ 0
Cost of goods sold	0	0	0	0
Gross profit	0	0	0	0
General and administrative expenses	493,405	515,253	2,001,617	5,741,514
LOSS FROM OPERATIONS	(493,405)	(515,253)	(2,001,617)	(5,741,514)
OTHER EXPENSE
Interest expense	(65,254)	(662,370)	(1,285,460)	(1,109,031)
Debt default penalty	0	(286,059)	(286,059)	0
Other expense	0	11,182	0	179,368
Total other expense	(65,254)	(959,611)	(1,331,233)	992,455
LOSS BEFORE INCOME TAXES	(558,659)	(1,474,864)	(3,332,850)	(4,749,059)
Income tax expense	0	0	0	0
LOSS FROM CONTINUING OPERATIONS	(558,659)	(1,474,864)	(3,332,850)	(4,749,059)
Loss from discontinued operations	(73,758)	(371,836)	(392,177)	(8,362,626)
NET LOSS	(632,417)	(1,846,700)	(3,725,027)	(12,373,579)
Net loss attributable to common stockholders of GB Sciences, Inc.
Continuing operations	(558,659)	(1,474,864)	(3,332,850)	(4,749,059)
Discontinued operations	(73,758)	(371,836)	(392,177)	(7,624,520)
Net loss	$ (632,417)	$ (1,846,700)	$ (3,725,027)	$ (12,373,579)
Net loss per common share – basic and diluted
Continuing operations (in dollars per share)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)
Discontinued operations (in dollars per share)	(0.00)	(0.00)	(0.00)	(0.03)
Net loss (in dollars per share)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.05)
Weighted average common shares outstanding - basic and diluted (in shares)	315,675,539	277,968,516	285,190,729	258,450,641